Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 200,022	$ 400	$ 13,448	$ 147,340	$ 49,705	$ (10,871)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(4,337)				(4,337)
Other comprehensive income	5,241					5,241
Dividends declared on preferred stock	(80)				(80)
Common stock issued under stock options plans	103		12	91
Common stock issued under employee stock purchase plan	2			2
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,156		288	2,868
Common stock share-based awards	1,244			1,244
Ending balance at Dec. 31, 2010	205,351	400	13,748	151,545	45,288	(5,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	289				289
Other comprehensive income	9,444					9,444
Dividends declared on preferred stock	(80)				(80)
Common stock issued under employee stock purchase plan	1			1
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,802		377	3,425
Common stock share-based awards	1,213			1,213
Ending balance at Dec. 31, 2011	220,020	400	14,125	156,184	45,497	3,814
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	10,894				10,894
Other comprehensive income	3,426					3,426
Dividends declared on preferred stock	(80)				(80)
Common stock issued under employee stock purchase plan	1			1
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	44		6	38
Common stock share-based awards	1,082			1,082
Ending balance at Dec. 31, 2012	$ 235,387	$ 400	$ 14,131	$ 157,305	$ 56,311	$ 7,240